Operating Lease Liabilities - Schedule of Maturity of the Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of the Operating Lease Liabilities [Abstract]
2025		$ 577,569
2026	738,027	142,653
2027	226,603
Total lease payments	964,630	720,222
Less: imputed interest	(208,820)	(148,466)
Total	$ 755,810	$ 571,756